Intangibles (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Intangible Assets Disclosure [Text Block]

4. Intangibles

Intangible assets consist of the following at September 30, 2012 and December 31, 2011:

	9/30/2012	12/31/2011
Capitalized Software Development Costs	$ 1,164,469	$ 948,153
Less: Accumulated amortization	(298,185)	(133,279)
Net capitalized development costs	$ 866,284	$ 814,874

The amortization expense relating to the capitalized development costs was $54,152 and $32,107 for the three months ended September 30, 2012 and 2011, respectively. Amortization expense for the next five years is estimated to be as follows:

Capitalized Development Cost Amortization

2012	$ 55,981
2013	233,842
2014	233,842
2015	210,657
2016	119,006
2017	12,955
Total	$866,284

4. Intangibles

Intangible assets consist of the following at December 31, 2011 and 2010:

	12/31/2011	12/31/2010
Capitalized Software Development Costs	948,153	452,516
Less: Accumulated amortization	(133,279)	(11,937)
Net capitalized development costs	$814,874	$440,579

The capitalized software development costs include $8,890 and $7,805 interest capitalized for the years ended December 31, 2011 and 2010, respectively. The amortization expense relating to the capitalized development costs was $121,342 and $11,937 for the years ended December 31, 2011 and 2010, respectively. Amortization expense for the next five years is estimated to be as follows:

2012	190,579
2013	190,579
2014	190,579
2015	167,394
2016	75,743
Total	$ 814,874